Taxation (Tables)	12 Months Ended
Dec. 31, 2013
Taxation
Schedule of current and deferred portions of income tax expenses
	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB

Current tax expenses	19,921	8,753	9,520
Deferred taxation	(1,814)	474	3,533
Income tax expenses	18,107	9,227	13,053

Schedule of reconciliation of the differences between the PRC statutory EIT rate

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB

Statutory EIT rate	25.0%	25.0%	25.0%
Effect of non-deductible expenses	10.5%	4.9%	2.6%
Effect of lower tax rates in other jurisdictions	(2.4)%	0.3%	(0.8)%
Effect of preferential tax treatments	(12.6)%	(19.2)%	(15.0)%
Tax incentives for research and development expenses (i)	—	(3.1)%	(3.9)%
Withholding income tax for dividends	—	—	6.0%
Changes in valuation allowance:	12.2%	5.6%	3.1%
- Unrecognized tax losses	2.8%	1.7%	1.7%
- Accrued salaries and other expenses	0.1%	0.2%	—
- Advertising expenses	9.3%	3.7%	1.4%
Effective income tax rate	32.7%	13.5%	17.0%

(i)  The Group obtained a tax incentive relating to research and development expense of one of its VIEs in the PRC. Under such tax incentive rule, the Group may claim an additional tax deduction amounting to 50% of the research and development expenses incurred in a year.

Schedule of the effect of preferential tax treatments on earnings

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB

Preferential tax treatments impact to net income to ordinary shareholders	6,972	15,201	14,498
Per share effect, basic	0.18	0.33	0.32
Per share effect, diluted	0.16	0.32	0.32

Schedule of significant components of entity's deferred tax assets

	As of December 31,
	2012	2013
	RMB	RMB

Deferred tax assets, current
Net operating loss carry forwards	3,050	4,365
Accrued salaries and other expenses	2,432	3,391
Advertising expenses	13,947	15,214
Government subsidies	457	333
Other	—	188
Total deferred tax assets, current	19,886	23,491
Deferred tax assets, non-current	—	—
Total deferred tax assets	19,886	23,491
Less: valuation allowance
Net operating loss carry forwards	(3,050)	(4,365)
Accrued salaries and other expenses	(318)	(284)
Advertising expenses	(13,947)	(15,214)
Total valuation allowance	(17,315)	(19,863)
Net deferred tax assets	2,571	3,628
Deferred tax liabilities, non-current
Withholding income tax for dividends	—	4,590

Schedule of the movements of valuation allowance

	Years Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB

Balance at beginning of the year	(6,755)	(13,652)	(17,315)
Provision for the year	(6,897)	(3,663)	(2,548)
Balance at end of the year	(13,652)	(17,315)	(19,863)